Loans Payable (Details Textual) (CNY) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Loan payable to Bank of China, due by November 20, 2014 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate	6.00%
Maturity date	Nov. 20, 2014
Loan payable to Bank of China, annual interest rate of 5.6%, due by November 27, 2015 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate	5.60%
Maturity date	Nov. 27, 2015
Loan payable to Agricultural Development Bank of China, due by January 29, 2014 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate	6.00%
Maturity date	Jan. 29, 2014
Loan payable to Hubei Bank, due by March 30, 2014 [Member]
Loans Payable to Bank [Abstract]
Number of individuals	2
Annual interest rate	6.00%
Maturity date	Mar. 30, 2014
Loan payable to Agricultural Development Bank of China, due by September 24, 2014 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate	6.00%
Maturity date	Sep. 24, 2014
Loan payable to Agricultural Development Bank of China, due by November 21, 2014 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate	6.00%
Maturity date	Nov. 21, 2014
Maturity date, Description	This loan had been early repaid by September 28, 2014.
Loan payable to Agricultural Development Bank of China, due by January 15, 2015 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate	6.00%
Maturity date	Jan. 15, 2015
Maturity date, Description	The loan had been repaid in January 6, 2015.
Loan payable to Agricultural Development Bank of China, due by September 28, 2015 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate	6.00%
Maturity date	Sep. 28, 2015
Loan payable to Industrial and Commercial Bank of China, due by September 15, 2014 [Member]
Loans Payable to Bank [Abstract]
Number of individuals	2
Annual interest rate	6.00%
Maturity date	Sep. 15, 2014
Loan payable to Industrial and Commercial Bank of China, due by September 9, 2015 [Member]
Loans Payable to Bank [Abstract]
Number of individuals	2
Annual interest rate	6.00%
Maturity date	Sep. 09, 2015
Loan payable to Industrial and Commercial Bank of China, due by March 17, 2015 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate	6.00%
Maturity date	Mar. 17, 2015
Maturity date, Description	The loan had been repaid in March 17, 2015.
Collateral amount	8
Loan payable to Laifeng County Small Business Loan Guarantee Company, due by March 18, 2014 but extended to March 18, 2015 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate	9.72%
Maturity date	Mar. 18, 2014
Maturity date, Description	Due by March 18, 2014 but had been extended to March 18, 2015.
Loan payable to Laifeng County Small Business Loan Guarantee Company, due by April 21, 2014 but extended to April 21, 2015 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate	9.72%
Maturity date	Apr. 21, 2014
Maturity date, Description	Due by April 21, 2014 but had been extended to April 21, 2015.
Loan payable to Laifeng County Small Business Loan Guarantee Company, due by May 14, 2014 but had been extended to May 14, 2015 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate	9.72%
Maturity date	May 14, 2014
Maturity date, Description	Due by May 14, 2014 but had been extended to May 14, 2015.
Loan payable to Laifeng County Finance Bureau, due by November 10, 2014 [Member]
Loans Payable to Bank [Abstract]
Maturity date	Nov. 10, 2014
Maturity date, Description	Due by November 10, 2014 which had been early repaid in February 2014.